CONTINGENT LIABILITIES AND COMMITMENTS (Details) - Schedule of Commitments - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Commitments
Forward asset purchases and forward deposits placed	£ 384	£ 648
Total commitments	129,809	114,168
	129,809	114,168
Not later than one year [member]
Commitments
	93,039	73,446
Later than one year [member]
Commitments
1 year or over original maturity	36,386	40,074
Mortgages [member] | Not later than one year [member]
Commitments
	11,156	10,749
Other [Member] | Not later than one year [member]
Commitments
	£ 81,883	£ 62,697